File No. 33-9981

AS FILED AUGUST 19, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No._____
                          Post-Effective Amendment No._____
                        (Check appropriate box or boxes)

                           TEMPLETON GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (954) 527-7500
                        (Area Code and Telephone Number)

                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                            BARBARA J. GREEN, ESQUIRE
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE
                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103

            Approximate Date of Proposed Public Offering: As SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED.
-------------------------------------------------------------------------------
TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF COMMON STOCK - $1.00 PAR VALUE. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON SEPTEMBER 18, 1999, PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.





                           TEMPLETON GROWTH FUND, INC.

                              CROSS REFERENCE SHEET
                       (Pursuant to Rule 481(a) under the
                             Securities Act of 1933)


N-14 ITEM NO. AND CAPTION                           LOCATION IN PROSPECTUS
PART A

1.  Beginning of Registration Statement and         Facing Page of Registration Statement;
    Outside Front Cover Page of Prospectus          Front Cover Page of Prospectus

2.  Beginning and Outside Back Cover Page of        Table of Contents
    Prospectus

3.  Synopsis Information and Risk Factors           Summary; Comparisons of Some Important Features

4.  Information About the Transaction               Summary; Reasons for the Transaction;
                                                    Information About the Transaction

5.  Information About the Acquiring Fund            Prospectus Cover Page; Summary; Comparisons
                                                    of Some Important Features; Comparison of
                                                    Investment Goals and Policies; Information
                                                    About World Fund

6.  Information About the Fund Being Acquired       Prospectus Cover Page; Comparisons of
                                                    Some Important Features; Comparison of
                                                    Investment Goals and Policies; Information
                                                    About Growth and Income Fund

7.  Voting Information                              Prospectus Cover Page; Notice of Special
                                                    Meeting of Shareholders; Voting Information;
                                                    Principal Holders of Shares

8.  Interest of Certain Persons and Experts         None

9.  Additional Information Required for             Not Applicable
    Reoffering by Persons Deemed to be
    Underwriters


PART B


10.  Cover Page                                     Cover Page of Statement of Additional
                                                    Information

11.  Table of Contents                              Not Applicable

12.  Additional Information about the Acquiring     Incorporation of Documents by Reference
     Fund                                           in the Statement of Additional Information

13.  Additional Information about the Fund being    Incorporation of Documents by Reference in
     Acquired                                       the Statement of Additional Information

14.  Financial Statements                           Incorporation of Documents by Reference in
                                                    the Statement of Additional Information

PART C - OTHER INFORMATION

Part C contains the information required by Items 15-17 under the items set forth in the form.





                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                                  ON BEHALF OF
                                  GROWTH SERIES
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091

Dear Shareholder:

         Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of Growth Series ("Growth Series") of Templeton Institutional Funds, Inc. ("TIFI"). The Meeting has been called for Tuesday, October 12, 1999 at 10:00 a.m. Eastern time at the offices of TIFI at 500 East Broward Boulevard, Fort Lauderdale, FL, 33394-3091. The accompanying Prospectus/Proxy Statement describes an important proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD.

         This meeting is critically important. The Directors of your fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your Growth Series shares being exchanged for those of a fund called Templeton Growth Fund, Inc. ("Growth Fund"). If shareholders of Growth Series approve the proposal, you will receive Advisor Class shares of Growth Fund equal in value to your investment in Growth Series. You will no longer be a shareholder of Growth Series, and you will instead be a shareholder of Growth Fund.

         The proposed transaction is intended to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended, as further described in the accompanying Prospectus/Proxy Statement, which means that you should not have federal taxable gain or loss on the exchange of your shares.

         The transaction is being proposed because the current asset levels and projected growth in assets of Growth Series do not appear to be sufficient to continue to offer competitive performance and high quality service to shareholders over the long term. Growth Fund's investment goal and investment policies as compared to those of Growth Series are outlined in the Prospectus/Proxy Statement. Growth Fund is managed by Templeton Global Advisors, Limited ("Global Advisors"); Growth Series is managed by Templeton Investment Counsel, Inc. ("Investment Counsel"). Global Advisors and Investment Counsel are wholly owned by Franklin Resources, Inc. Growth Fund is a larger fund that should be better able to obtain cost savings for shareholders.

         Please take the time to review this document and vote now. THE DIRECTORS OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

     o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

     o  Sign and return your card promptly.

     o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

        Thank you for your attention to this matter.

                                             Sincerely,


                                             Barbara J. Green
                                             Secretary






                       This page intentionally left blank.






                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                                  ON BEHALF OF
                                  GROWTH SERIES
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091

                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                     TO BE HELD ON TUESDAY, OCTOBER 12, 1999

To the Shareholders of Growth Series:

     NOTICE  IS HEREBY  GIVEN  that a Special  Shareholders'  Meeting  of Growth
Series ("Growth Series") will be held at the offices of the Templeton Institutional Funds, Inc. ("TIFI"), 500 East Broward Boulevard, Fort Lauderdale, FL, 33394-3091 on Tuesday, October 12, 1999 at 10:00 a.m. Eastern time. The Meeting is being called for the following reasons:

     1. To approve or disapprove an Agreement and Plan of Reorganization between TIFI, on behalf of Growth Series, and Templeton Growth Fund, Inc. ("Growth Fund") that provides for: (i) the acquisition of substantially all of the assets of Growth Series in exchange for Advisor Class shares of Growth Fund; (ii) the distribution of such shares of Growth Fund to the shareholders of Growth Series; and (iii) the liquidation and termination of Growth Series.

     2. To grant the proxyholders the authority to vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     The Agreement and Plan of Reorganization in the attached Prospectus/Proxy Statement describes this transaction more completely. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

     Shareholders of record as of the close of business on Monday, August 23, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                  By Order of the Board of Directors,

                                  Barbara J. Green
                                  Secretary

September ___, 1999

THE BOARD OF DIRECTORS OF TIFI URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED.






                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                         PAGE

COVER PAGE...............................................................Cover
SUMMARY..................................................................
      What proposal am I voting on?......................................
      How will the shareholder voting be handled?........................
      What are the general tax consequences of the Transaction?..........
COMPARISONS OF SOME IMPORTANT FEATURES...................................
         How do the investment goals, policies and strategies of the funds compare?.......................................................
         Who manages the funds?............................................
         What are the fees and expenses of each fund and what might they be after the Transaction?...........................................
      Where can I find more financial information about the funds?.......
      What are other key features of the funds?..........................
RISKS....................................................................
REASONS FOR THE TRANSACTION..............................................
INFORMATION ABOUT THE TRANSACTION........................................
      How will the Transaction be carried out?...........................
      Who will pay the expenses of the Transaction?......................
      What are the tax consequences of the Transaction?..................
      What should I know about Growth Fund's Advisor Class Shares?.......
      What are the capitalizations of the funds and what might the capitalization be after the Transaction?.........................
COMPARISON OF INVESTMENT GOALS, POLICIES, STRATEGIES AND RISKS...........
      Are there any significant differences between the investment goals, policies and strategies of the funds?............................
      How do the types of securities the funds buy and the investment policies of the funds compare?...................................
      How do the fundamental investment restrictions of the funds differ?
      What are the risk factors associated with investments in the funds?
VOTING INFORMATION.......................................................
      How many votes are necessary to approve the Agreement and Plan?....
      How do I ensure my vote is accurately recorded?....................
      Can I revoke my proxy?.............................................
      What other matters will be voted upon at the Meeting?..............
      Who is entitled to vote?...........................................
      What other solicitations will be made?.............................
      Are there dissenters' rights?......................................
INFORMATION ABOUT GROWTH FUND
INFORMATION ABOUT GROWTH SERIES
PRINCIPAL HOLDERS OF SHARES
GLOSSARY OF USEFUL TERMS AND DEFINITIONS
EXHIBITS TO PROSPECTUS/PROXY STATEMENT
         EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN TEMPLETON
                     INSTITUTIONAL FUNDS, INC. ON BEHALF OF GROWTH SERIES AND TEMPLETON GROWTH FUND, INC.
         EXHIBIT B - PROSPECTUS OF TEMPLETON GROWTH FUND, INC.-ADVISOR CLASS
                     DATED JANUARY 1, 1999, AS SUPPLEMENTED AUGUST 10, 1999 EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON GROWTH FUND,
                     INC. DATED AUGUST 31, 1998
         EXHIBIT D - SEMIANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON GROWTH
                     FUND, INC. DATED FEBRUARY 28, 1999





                         PROSPECTUS AND PROXY STATEMENT
                           DATED SEPTEMBER ____, 1999

                          ACQUISITION OF THE ASSETS OF
                                  GROWTH SERIES
                 A SERIES OF TEMPLETON INSTITUTIONAL FUNDS, INC.

                 BY AND IN EXCHANGE FOR ADVISOR CLASS SHARES OF
                           TEMPLETON GROWTH FUND, INC.

     This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Growth Series ("Growth Series"), a series of Templeton Institutional Funds, Inc. ("TIFI"), to approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan"). If shareholders of Growth Series vote to approve the Agreement and Plan, the net assets of Growth Series will be acquired by and in exchange for Advisor Class shares of Templeton Growth Fund, Inc. ("Growth Fund").

     The Meeting will be held at the principal offices of TIFI, which are located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 on Tuesday, October 12, 1999 at 10:00 a.m. Eastern time. The Board of Directors of TIFI, on behalf of Growth Series, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about Tuesday, September 21, 1999.

     If Growth Series shareholders vote to approve the Agreement and Plan, you will receive Advisor Class shares of Growth Fund equal in value to your investment in shares of Growth Series. Growth Series will then be liquidated and terminated.

     The investment goals of Growth Fund and Growth Series are identical: long-term capital growth. Each fund seeks to achieve its goal by primarily investing in equity securities of companies located anywhere in the world, including emerging markets. The main differences between the funds is that Growth Series tends to invest more of its assets in securities of smaller companies than Growth Fund, and Growth Fund tends to invest more of its assets in emerging markets than Growth Series. Further, Growth Series generally may invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, while Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

     This Prospectus/Proxy Statement gives the information about the proposed reorganization and Advisor Class shares of Growth Fund that you should know before voting or investing. You should retain it for future reference. Additional information about Growth Fund and the proposed reorganization can be found in the following documents:

       o  The Prospectus of Growth Fund - Advisor Class dated January 1,
          1999, as supplemented August 10, 1999 (the "Growth Fund Prospectus"), is enclosed with and considered a part of this Prospectus/Proxy Statement.

       o  The Annual Report to Shareholders of Growth Fund dated August 31,
          1998 contains  financial and  performance  information  for the Growth
          Fund   and  is   enclosed   with  and   considered   a  part  of  this
          Prospectus/Proxy Statement.

       o The SemiAnnual Report to Shareholders of Growth Fund dated February 28, 1999 contains financial and performance information for the Growth Fund and is enclosed with and considered a part of this Prospectus/Proxy Statement.

       o Statement of Additional Information dated September [ ],1999 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

       o The Prospectus and Statement of Additional Information of Growth Series dated May 1, 1999, as supplemented July 21, 1999 (the "Growth Series Prospectus"), and Growth Series' Annual and SemiAnnual Reports to Shareholders dated December 31, 1998 and June 30, 1999, respectively, which contain financial and performance information for Growth Series, are each on file with the SEC (File Nos. 33-35779 and 811-06135) and are incorporated by reference herein.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.






                                     SUMMARY

     This is only a summary of certain information contained in this Prospectus/Proxy Statement. For more complete information, you should read the rest of this Prospectus/Proxy Statement, including the Agreement and Plan (attached as Exhibit A), the Growth Fund Prospectus (enclosed as Exhibit B), the Annual Report to Shareholders of Growth Fund (enclosed as Exhibit C), and the SemiAnnual Report to Shareholders of Growth Fund (enclosed as Exhibit D).

WHAT PROPOSAL AM I VOTING ON?

     At a meeting held on July 21, 1999, the Board of Directors of TIFI approved the Agreement and Plan and recommended that shareholders of Growth Series vote to approve the Agreement and Plan. If shareholders of Growth Series vote to approve the Agreement and Plan, it will result in the transfer of the net assets of Growth Series to Growth Fund, in exchange for an equal value of Advisor Class shares of Growth Fund. Advisor Class shares of Growth Fund will then be distributed to Growth Series shareholders and Growth Series will be liquidated and terminated. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Growth Series and will become a shareholder of Growth Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

     This means that your shares of Growth Series will be exchanged for an equal value of Advisor Class shares of Growth Fund. You will receive Advisor Class shares of Growth Fund equal in value to your investment in shares of Growth Series.

     Like Growth Series, Growth Fund is a mutual fund in the Franklin Templeton Group of Funds. Growth Fund and Growth Series have identical investment goals, and similar, but not identical, policies and strategies. For the reasons set forth in the "Reasons for the Transaction" section, the Boards of Directors of TIFI and Growth Fund determined that the Transaction is in the best interests of the Growth Series and Growth Fund. The Boards of Directors of TIFI and Growth Fund also concluded that no dilution in value would result to the current shareholders of Growth Series or Growth Fund as a result of the Transaction.

             THE TIFI BOARD OF DIRECTORS RECOMMENDS THAT YOU VOTE TO
                         APPROVE THE AGREEMENT AND PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

     Shareholders who own shares of Growth Series at the close of business on Monday, August 23, 1999 will be entitled to vote at the Meeting and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, holders of a majority of the outstanding voting securities must be voted in favor of the Agreement and Plan.

     Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card. If you return your signed proxy card, your votes will be officially cast at the Meeting by the persons appointed as proxies.

     You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

     It is expected that shareholders of Growth Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Advisor Class shares of Growth Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You also should consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS, POLICIES AND STRATEGIES OF THE FUNDS COMPARE?

     The investment goals of Growth Fund and Growth Series are identical: long-term capital growth. Each fund seeks to achieve its goal by primarily investing in equity securities of companies located anywhere in the world, including emerging markets.

     Important differences between the funds are that Growth Series tends to invest more of its assets in securities of smaller companies than Growth Fund, and Growth Fund tends to invest more of its assets in emerging markets than Growth Series. Further, Growth Series generally may invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, while Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

     As the Templeton investment philosophy is "bottom-up", value-oriented, and long-term, each manager, in choosing equity investments, focuses on the market price of a company's securities relative to that manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The managers also consider a company's historical value measures, including price/earnings ratio, profit margins and liquidation value.

     Further, in selecting securities for Growth Series, the manager attempts to identify companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

     For  more  information  about  the  funds'   investment  goals,   policies,
strategies and risks, please see "Comparison of Investment Goals, Policies, Strategies and Risks."

WHO MANAGES THE FUNDS?

     The   management   of  the  business  and  affairs  of  each  fund  is  the
responsibility of each fund's respective Board of Directors. Both TIFI and Growth Fund are open-end management investment companies, commonly referred to as "mutual funds." Growth Fund was organized as a Maryland corporation on November 10, 1986, and is registered with the SEC. Growth Series is a series of TIFI, also a Maryland corporation, which was organized on July 6, 1990, and is also registered with the SEC.

     Investment Counsel manages the assets of Growth Series and makes its investment decisions. Global Advisors manages the assets of Growth Fund and makes its investment decisions. Investment Counsel and Global Advisors are both wholly-owned subsidiaries of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, the managers and their affiliates serve as investment manager or administrator to 54 registered investment companies, with approximately 162 U.S.-based funds or series. They have over $225 billion in combined assets under management for more than 7 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

     Growth Series' lead portfolio manager is Mr. Gary P. Moytl, CFA and Director and Executive Vice President of Investment Counsel. Mr. Moytl has been a manager of Growth Series since its inception. He joined the Franklin Templeton Group in 1981. The following individuals have secondary portfolio management responsibilities for Growth Fund: Mr. Mark R. Beveridge, Senior Vice President of Investment Counsel, Mr. Gary Clemons, Senior Vice President of Investment Counsel, Mr. Simon Rudolph, Senior Vice President of Investment Counsel, and Mr. Guang Yang, Vice President of Investment Counsel. Mr. Beveridge has been a manager of Growth Series since 1996. He joined the Franklin Templeton Group in 1985. Mr. Clemons has been a manager of Growth Series since 1994. He joined the Franklin Templeton Group in 1990. Mr. Rudolph has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1997. Mr. Yang has been a manager of the fund since 1998. He joined the Franklin Templeton Group in 1995.

     Growth Fund's lead portfolio manager is Mr. Mark Holowesko, CFA and President of Global Advisors. Mr. Holowesko has been a manager of Growth Fund since 1987. He joined the Franklin Templeton Group in 1985. The following individuals have secondary portfolio management responsibilities for Growth
Fund: Mr. Jeffrey A. Everett CFA, Executive Vice President of Global Advisors, and Mr. Chris Maura, CFA, Vice President of Global Advisors. Mr. Everett has been a manager of Growth Fund since 1994. He joined the Franklin Templeton Group in 1989. Mr. Maura has been a manager of Growth Fund since June 1999. He joined the Franklin Templeton Group in [____]. Before June 1999, Mr. Richard Sean Farrington was a manager of Growth Fund.

     Growth Series has a management agreement with Investment Counsel under which Investment Counsel receives a management fee (before any waiver) equal to an annual rate of 0.70% of its average daily net assets. Investment Counsel has agreed to waive its fees in order to limit the fund's total expenses to an annual rate of 0.90% of average daily net assets. Investment Counsel may end this arrangement at any time after May 1, 2000, upon notice to the fund's Board of Directors. This voluntary arrangement did not result in any fee reductions for the fund for its last fiscal year. Growth Fund does not have a similar arrangement with Global Advisors. Growth Series paid 0.70% of its average daily net assets to Investment Counsel for the fiscal year ended December 31, 1998.

     Growth Fund has a management agreement with Global Advisors under which Global Advisors receives a management fee equal to an annual rate of 0.75% of the value of average daily net assets up to and including $200 million; 0.675% of the value of average daily net assets over $200 million and up to and including $1.3 billion; and 0.60% of the value of average daily net assets over $1.3 billion. Each class of the fund's shares pays its proportionate share of the management fee. The fund paid 0.61% of its average daily net assets to Global Advisors for the fiscal year ended August 31, 1998.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

     The following table describes the fees and expenses that you may pay if you buy and hold shares of Growth Series or Advisor Class shares of Growth Fund. The table also shows the estimated expense levels of Growth Fund after the proposed Transaction.

                  FEE TABLE FOR GROWTH SERIES AND GROWTH FUND*


                                                                                                  PROJECTED
                                                                      ACTUAL                  AFTER TRANSACTION
                                                        --------------------------------------------------------
                                                                            GROWTH FUND -       GROWTH FUND -
                                                          GROWTH SERIES      ADVISOR CLASS      ADVISOR CLASS
                                                        --------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
Maximum Sales Charge
(as a percentage of offering price)..............              None              None               None
  Paid at time of purchase.........................            None              None               None
  Paid at time of redemption.......................            None              None               None
Exchange fee (per transaction)(1)                             $5.00              $5.00              $.00

ANNUAL FUND OPERATING EXPENSES
 (as percentage of average net assets)
Management Fees                                                0.70%             0.61%              0.61%
Rule 12b-1 Fees...................................             None              None               None
Other Expenses....................................              .19%             0.22%              0.22%
                                                               ----              -----              -----
Total Annual Fund Operating Expenses.............              0.89%             0.83%              0.83%
                                                               =====             =====


1. This fee is only for Market Timers. We process all other exchanges without a fee.

* Information provided for Growth Series is for the fiscal year ended December 31, 1998. Information provided for Growth Fund Advisor Class shares is for the fiscal year ended August 31, 1998.

EXAMPLE

The following expense example can help you compare the cost of investing in Growth Series versus the cost of investing in Advisor Class shares of Growth Fund. Assume the annual return for each fund is 5%, operating expenses are as described above, and you sell you shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.


                                                        1 YEAR        3 YEARS         5 YEARS          10 YEARS
                                                        ------        -------         -------          --------
Growth Series                                            $91            $284            $493            $1,096
Growth Fund - Advisor Class                              $85            $265            $460            $1,025
Projected Growth Fund - Advisor Class
 (after Transaction)                                     $85            $265            $460            $1,025


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

     For Growth Fund - Advisor Class shares, per share income information is shown immediately below under the heading "Financial Highlights." Also, the current Annual and SemiAnnual Reports to Shareholders of Growth Fund, which are enclosed with and considered a part of this Prospectus/Proxy Statement, contain more financial information about Growth Fund and a discussion of Growth Fund's performance during the fiscal year ended August 31, 1998.

     The Growth Series Prospectus, as well as its Annual Report to Shareholders for the fiscal year ended December 31, 1998 and SemiAnnual Report to Shareholders for the six month period ended June 30, 1999, contain more financial information about Growth Series. These documents are available upon request (see "Information About Growth Series").

                              FINANCIAL HIGHLIGHTS
                           GROWTH FUND - ADVISOR CLASS


                                                       SIX MONTHS ENDED
                                                       FEBRUARY 28, 1999          YEAR ENDED AUGUST 31,
                                                                             ----------------------------
                                                          (UNAUDITED)             1998            1997+
                                                       --------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the period)
Net asset value, beginning of period                        $16.80              $22.49          $19.37
                                                             ------              ------          ------
Income from investment operations:
    Net investment income                                      .16                 .56              .37
    Net realized and unrealized gains (losses)                1.66               (2.78)           2.75
                                                              ----               ------           ----
 Total from investment operations                             1.82               (2.22)           3.12
                                                              ----               ------           ----
Less distribution from:
   Net investment income                                      (.44)               (.59)             --
   Net realized gains                                        (2.03)              (2.88)             --
                                                             ------              ------            --
Total distributions                                          (2.47)              (3.47)            --
                                                             ------              ------            --
Net asset value, end of period                               $16.15              $16.80          $22.49
                                                             =======             ======          ======
Total return (%)*                                             11.31              (12.41)          16.11

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($ x 1,000)                       $41,208             $36,301         $29,531
Ratios to average net assets: (%)
   Expenses                                                     .87**               .83             .83**
   Net investment income                                       2.01**              2.81            3.68**
Portfolio turnover rate (%)                                   11.77               48.23           41.81

 * Total return is not  annualized.
** Annualized.
 + For the period January 2, 1997 (effective date) to August 31, 1997.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

     TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the funds' transfer agent and dividend-paying agent.

     The Chase Manhattan Bank acts as the custodian of the securities and other assets of both funds. The main office of the Chase Manhattan Bank that provides custody services is MetroTech Center, Brooklyn, NY 11245. As a foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and monitors and furnishes information relevant to the selection of compulsory depositories.

     ADMINISTRATIVE   SERVICES.  FT  Services,  a  wholly  owned  subsidiary  of
Resources, provides certain administration services and facilities for each fund.

     DISTRIBUTION SERVICES. Pursuant to underwriting agreements with each fund, Distributors acts as principal underwriter in a continuous public offering of the funds' shares. Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales materials and prospectuses used to offer shares to the public.

     PURCHASES, EXCHANGES AND REDEMPTIONS. Growth Series and Growth Fund-Advisor Class shares are sold without sales loads and are not subject to distribution (12b-1) or service fees. Each fund's minimum initial and subsequent investments vary from none to $1,000, depending on factors such as the type of shareholder and the method of investment.

     You may sell (redeem) your shares at any time. Shares of each fund may be redeemed at their respective Net Asset Value per share. Shares of each fund may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

     Additional information and specific instructions explaining how to buy, sell, and exchange Advisor Class shares of Growth Fund and shares of Growth Series are outlined in the current prospectuses of Growth Fund and Growth Series under the heading "Your Account." The accompanying Growth Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These phone numbers are the same for Growth Fund and Growth Series.

     DIVIDENDS, DISTRIBUTIONS AND TAXES. Both funds declare dividends. The amount of these dividends will vary depending on changes in the funds' net investment income. Neither fund pays "interest" nor guarantees any amount of dividends or return on an investment in its shares.

     Unlike Growth Series, Growth Fund automatically reinvests distributions in additional shares unless you select a different option. Specific instructions explaining how to select a different option are outlined in the attached Growth Fund Prospectus under the heading "Investor Services - Distribution Options."

     Distributions from the funds, whether you receive them in cash or in additional shares, are generally subject to income tax. Each fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year.

     Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangible taxes.

     For more information about the tax implications of investments in the funds, see the attached Growth Fund Prospectus or the current Growth Series Prospectus under the heading "Distribution and Taxes."

                                      RISKS

     As with most investments, investments in Growth Fund and Growth Series involve risks. There can be no guarantee against losses resulting from an investment in either fund, nor can there be any assurance that either fund will achieve its investment goal. The risks associated with an investment in each fund include risks associated with stock investing generally. Because the securities a fund holds fluctuate in price, the value of your investment in a fund will go up and down. This means you could lose money over short or even extended periods. Stocks tend to go up and down more dramatically over the short term than the long term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by a manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

     In addition, each fund may invest 100% of its assets in securities of issuers in emerging markets. Such securities are subject to greater risks due to a lack of established legal, business and social frameworks to support securities markets. Because Growth Fund tends to invest a greater portion of its assets in these securities than Growth Series, it has greater exposure to these risks.

     Growth Series tends to invest more of its assets in smaller companies than Growth Fund and, as a result, has greater exposure to the risks of investing in smaller companies.

     For more information about the risks of the funds, see "What are the risk factors associated with investments in the funds?" under the heading "Comparison of Investment Goals, Policies, Strategies and Risks."

                           REASONS FOR THE TRANSACTION

     The Board of Directors of TIFI, on behalf of Growth Series, has recommended the Transaction for purposes of combining Growth Series with a larger fund. Because of the relatively low demand for Growth Series, Investment Counsel recommended to the Board of Directors of TIFI that the assets of Growth Series be combined with a larger fund that has the same investment goal and similar policies. A larger fund should be better able to diversify its investments and to obtain certain savings in costs for its shareholders. The Transaction was also recommended to combine similar funds within the Franklin Templeton Group to eliminate duplication of expenses and internal competition.

     At a meeting of TIFI's Board of Directors held on July 21, 1999, the Board of Directors discussed with management the potential benefits and costs to shareholders of Growth Series. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Directors considered, among other things: the expense ratios of Growth Fund and Growth Series; the comparative investment performance of Growth Fund and Growth Series; the compatibility of the investment policies, restrictions and investments of Growth Series with those of Growth Fund; the tax consequences of the Transaction; and the significant experience of Global Advisors. During the course of its deliberations, the Board of Directors also considered that the expenses of the Transaction will be shared one-quarter by Growth Fund, one-quarter by Growth Series, one-quarter by Investment Counsel and one-quarter by Global Advisors.

     The Board of Directors concluded that the Transaction is in the best interests of Growth Series and that no dilution of value would result to the shareholders of Growth Series as a result of the Transaction. It then decided to approve the Agreement and Plan and to recommend that shareholders of Growth Series approve the Agreement and Plan. As required by law, the Board members approving the Agreement and Plan included a majority of the directors who are not interested persons of Growth Series.

     The Board of Directors' conclusion was based on a number of factors, including that the Transaction would permit shareholders to pursue their investment goals in a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. A fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses. This may result in lower overall expense ratios through the spreading of fixed costs of fund operations over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, would be largely unaffected by the Transaction.

     The Board of Directors of Growth Fund also determined that the Transaction was in the best interests of Growth Fund and that no dilution would result to its shareholders.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS OF TIFI, ON BEHALF OF GROWTH SERIES, RECOMMENDS THAT YOU VOTE FOR THE AGREEMENT AND PLAN.

     If shareholders of Growth Series do not approve the Agreement and Plan, the Board of Directors will consider other possible courses of action for Growth Series, including liquidation and termination.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Agreement and Plan. You should read the actual Agreement and Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

         If the shareholders of Growth Series approve the Agreement and Plan, the Transaction will take place after various conditions are satisfied by TIFI on behalf of Growth Series, and by Growth Fund, including the delivery of certain documents. TIFI and Growth Fund will agree on a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of Growth Series do not approve the Agreement and Plan, the Transaction will not take place.

     In anticipation of the proposed Transaction, the Board of Directors decided to close Growth Series to new investors effective after the close of business on August 10, 1999. If you were a shareholder of record as of the close of business on August 10, 1999, you may continue to add to your existing account, subject to your applicable minimum additional investment amount, or buy additional shares through the reinvestment of dividend and capital gain distributions until the date of the Meeting. If the Transaction is approved by Growth Series' shareholders, Growth Series will also be closed to purchases by existing shareholders, except through the reinvestment of dividend or capital gain distributions or through established automatic investment plans, including automatic salary deferrals through defined contribution plans.

     If the shareholders approve the Agreement and Plan, Growth Series will deliver to Growth Fund substantially all of its assets on the closing date. In exchange, Growth Series will receive Advisor Class shares of Growth Fund which have a value equal to the dollar value of the assets delivered to Growth Fund. The stock transfer books of Growth Series will be permanently closed as of 4:00 p.m. Eastern time on the closing date. Growth Series will only accept requests for redemption received in proper form before 4:00 p.m. Eastern Time on the closing date. Requests received after that time will be considered requests to redeem shares of Growth Fund.

     Although you may redeem your shares, please keep in mind that if you sell ALL the shares in your account, your account will be closed and you will not be allowed to buy additional shares of Growth Series or to reopen your account in Growth Series. If you sell your shares in Growth Series, you may reinvest some or all of the proceeds in most of the other Franklin Templeton Funds within 365 days without an initial sales charge.

     To the extent permitted by law, the funds may agree to amend the Agreement and Plan without shareholder approval. The funds may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of Growth Series' shareholders.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

     The expenses resulting from the Transaction will be paid one-quarter by Growth Fund, one-quarter by Growth Series, one-quarter by Investment Counsel and one-quarter by Global Advisors.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from TIFI, on behalf of Growth Series, and Growth Fund, it is the opinion of [_________________], special tax counsel to the funds, that shareholders of Growth Series will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Growth Series for Advisor Class shares of Growth Fund and that neither Growth Fund nor its Advisor Class shareholders will recognize any gain or loss upon receipt of the assets of the Growth Series.

     You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT GROWTH FUND'S ADVISOR CLASS SHARES?

     Advisor Class shares of Growth Fund will be distributed to shareholders of Growth Series. Advisor Class shares are sold without sales loads and are not subject to distribution (12b-1) or service fees. Each share will be fully paid and non-assessable when issued with no personal liability attaching to the ownership thereof. Each Growth Fund Advisor Class share will have no preemptive or conversion rights and will be transferable upon the books of Growth Fund. The shares of Growth Fund will be recorded electronically in each shareholder's account. Growth Fund will then send a confirmation to each shareholder. As described in its prospectus, Growth Fund does not issue share certificates unless requested. Former shareholders of Growth Series whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Growth Fund until the certificates have been returned.

     Both Growth Fund and Growth Series have non-cumulative voting rights. This gives the holders of more than 50% of the shares voting the ability to elect 100% of the directors.

     Like Growth Series, Growth Fund does not routinely hold shareholders' meetings. Growth Fund may hold special meetings for matters requiring shareholder approval. A meeting of shareholders may also be called by its respective Board of Directors in such Board's discretion or at the request of its shareholders who hold at least 10% of the fund's outstanding shares in order to consider the removal of a director.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of July 31, 1999, the capitalization of Growth Series and Advisor Class shares of Growth Fund. The table also shows the projected capitalization of the Advisor Class shares of Growth Fund as adjusted to give effect to the proposed Transaction. The capitalization of Advisor Class shares of Growth Fund is likely to be different when the Transaction is consummated.

                                                                                         PRO FORMA
                                                                     GROWTH FUND -       GROWTH FUND -
                                                  GROWTH SERIES      ADVISOR CLASS      ADVISOR Class
                                                  (UNAUDITED)        (UNAUDITED)        (UNAUDITED)*
                                                  ------------------------------------------------------

Net assets..................................      $62,375,933         $50,484,101         $112,860,034
Total shares outstanding....................        8,222,882           2,575,701            5,758,147
Net asset value per share...................            $7.59              $19.60               $19.60

* Growth Fund offers three additional share classes, Classes A, B and C. As of July 31, 1999, Growth Fund has 741,053,601 shares outstanding of all of its classes, reflecting combined net assets of $14,468,263,867. After the Transaction, there are expected to be approximately 744,236,047 shares of all classes outstanding, reflecting combined net assets of $14,530,639,800.

         COMPARISON OF INVESTMENT GOALS, POLICIES, STRATEGIES AND RISKS

     This section describes key investment goals, policies, strategies and risks of Growth Fund and Growth Series, and certain noteworthy differences between the investment policies and strategies. For a complete description of Growth Fund's investment policies and risks, you should read the Growth Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS, POLICIES, STRATEGIES AND RISKS OF THE FUNDS?

     The investment goals of Growth Fund and Growth Series are identical: long-term capital growth. Each fund seeks to achieve its goal by primarily investing in equity securities of companies located anywhere in the world, including emerging markets.

     Important differences between the funds are that Growth Series tends to invest more of its assets in securities of smaller companies than Growth Fund, and Growth Fund tends to invest more of its assets in emerging markets than Growth Series. Further, Growth Series generally MAY invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, while Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

     As the Templeton investment philosophy is "bottom-up", value-oriented, and long-term, each manager, in choosing equity investments, focuses on the market price of a company's securities relative to that manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The managers also consider a company's historical value measures, including price/earnings ratio, profit margins and liquidation value.

     Further, in selecting securities for Growth Series, Investment Counsel attempts to identify companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth.

HOW DO THE TYPES OF SECURITIES THE FUNDS BUY AND THE INVESTMENT POLICIES OF THE FUNDS COMPARE?

     EQUITY SECURITIES.

     Each fund normally invests at least 65% of its total assets in equity securities. The equity securities in which the funds primarily invest are issued by companies located anywhere in the world. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks.

     FOREIGN SECURITIES.

     Each fund may invest up to 100% of its assets in foreign securities located anywhere in the world, including emerging markets. Growth Series will, under normal conditions, invest at least 65% of its total assets in at least three nations. Each fund may invest up to 100% of its total assets in emerging markets. Each fund may also buy foreign securities that are traded in the U.S. or directly in foreign markets, and may buy securities denominated in foreign currencies. Growth Fund may invest no more than 15% of its total assets in foreign securities that are not listed on a recognized U.S. or foreign securities exchange. Each fund may invest no more than 5% of its total assets in securities of Russian issuers.

     DEPOSITARY RECEIPTS.

     Each fund may invest in American, European and Global Depository Receipts. Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

     DEBT SECURITIES.

     Each fund has the ability to invest in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to do it, and generally provide for the payment of interest. These include bonds, notes and debentures.

     Growth Series generally MAY invest up to 35% of its total assets in debt securities of companies and governments located anywhere in the world, whereas Growth Fund generally invests up to 25% of its total assets in such securities. Each fund may invest no more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation or Baa by Moody's Investors Services, Inc.

     OPTIONS.

     Although Growth Fund has the authority to buy and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade or similar entities or quoted on NASDAQ, it does not currently intend to enter into such transactions. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund may only buy options if the total premiums it paid for such options are 5% or less of its total assets.

     Growth Series may buy and sell options on securities, securities indices, foreign currencies and, for hedging purposes, futures contracts, although the fund does not currently intend to enter into options on securities or securities indices. An option on a security, foreign currencies or a futures contract is a contract that allows the buyer of the option the right to buy or sell a specified security, foreign currency or futures contract from or to the seller at a specified price (or exchange rate) during the term of the option. Growth Series may buy and sell options on securities or indices only if (1) the value of the underlying securities on which options may be written at any one time will not exceed 25% of its total assets; and (ii) with respect to purchases, the fund's premiums, in the aggregate, do not exceed 5% of its total assets.

     Each fund may only sell covered options on securities and securities indices. This means that, with respect to any call option written, the fund will own the underlying securities or comparable securities satisfying the cover requirements of the securities exchanges.

     FUTURES CONTRACTS.

     Although Growth Fund has the authority to invest up to 20% of its total assets buying and selling stock index futures contracts traded on a recognized stock exchange or board of trade, it does not currently intend to enter into such transactions. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index.

     For hedging purposes only, Growth Series may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of these futures contracts, provided that (i) the fund does not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options, and (ii) the value of the underlying securities on which futures contracts will be written at any one time does not exceed 25% of the fund's total assets.

     Although Growth Series has the authority to buy and sell financial futures contracts, it presently has no intention of entering into such transactions. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts and related options. The value of the underlying securities on which futures contracts may be written at any one time will not exceed 25% of the total assets of the fund.

     FOREIGN CURRENCY EXCHANGE CONTRACTS.

     To hedge against currency risks, Growth Series may enter into forward foreign currency contracts, which are agreements to buy or sell a specific currency at a set price on a future date. Growth Fund has no stated policy on forward foreign currency contracts. Neither fund presently intends to enter into such contracts.

     STRUCTURED INVESTMENTS.

     Included among the issuers of debt securities in which the funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms that receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interests in, the underlying instruments. Growth Series may invest no more than 5% of its total assets in structured investments. Growth Fund does not have a similar limitation.

     REPURCHASE AGREEMENTS.

     Each fund will generally have a portion of its assets in cash and cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, each fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from a bank or broker-dealer at one price and agrees to sell the security back to the bank or broker-dealer at a higher price after a short period of time (generally, less than seven days). The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. If the bank or broker-dealer does not purchase the securities as agreed, the funds may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. Both funds intend to enter into repurchase agreements with banks or broker-dealers considered to be creditworthy by their managers.

     TEMPORARY INVESTMENTS.

     The manager of each fund may take a temporary defensive position when the manager believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest less in global equity securities.

     ILLIQUID SECURITIES.

     Growth Fund may not invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange or 10% of its total assets in securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries. Growth Series may not invest more than 10% of its net assets in illiquid securities, nor more than 10% of its net assets in securities which are not publicly traded or which cannot be readily resold because of legal or contractual restrictions, or which are not otherwise readily marketable. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them.

     CONCENTRATION.

     Each fund may invest in any industry, although neither will concentrate (invest more than 25% of its total assets) in any one industry. Each fund may invest more than 25% of its assets in any one country.

     DIVERSIFICATION.

     Each fund is a diversified fund, which means it is limited in the amount of assets that may be invested in the securities of one issuer and, therefore, invests in a greater number of individual issuers than a non-diversified fund. Economic, business, political or other changes can affect all securities of a similar type. Because each fund is diversified, it may be less sensitive to these changes than a non-diversified fund. Further, neither fund will invest more than 5% of its total assets in any one company or government, exclusive of U.S. Government securities.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     As summarized below, each fund has adopted similar restrictions as fundamental policies, which may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the fund, or (ii) 67% or more of the shares represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are represented.

     Neither fund may invest in real estate or mortgages on real estate (although each fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies (except, with respect to Growth Series, as permitted by the 1940 Act); invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except, for Growth Series, futures contracts as described in the fund's SAI and, for Growth Fund, stock index futures contracts). As an operating policy, Growth Fund may not invest in closed-end investment companies.

     Neither fund may invest more than 25% of the value of its total assets in one particular industry.

     Each fund is generally prohibited from borrowing money, except that Growth Fund may borrow money as a temporary measure in amounts not exceeding 5% of the value of its net assets and Growth Series may borrow money from banks in amounts not exceeding 33% of the value of its total assets (including the amount borrowed).

     Neither fund may participate on a joint or a joint and several basis in any trading account in securities. This policy does not prohibit either fund from participating in combined purchase and sale orders with other investment companies or clients supervised by its manager.

     Neither fund may purchase or retain securities of any company in which directors or officers of the fund or the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

     Neither fund may invest more than 5% of its total assets in warrants, whether or not listed on the New York Stock Exchange or the American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by a fund in units or attached to securities are not included in this restriction. For Growth Fund, this restriction does not apply to options on securities indices.

     Neither fund may invest more than 5% of the value of its total assets in securities of issuers which have been in continuous operation less than three years.

     Neither fund may loan money, apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although a fund may buy (with respect to Growth Series, from a bank or broker-dealer) U.S. Government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest and loan its portfolio securities.

     Neither fund may act as an underwriter; issue senior securities (except, for Growth Series, as set forth in the fundamental policy regarding borrowing). Neither fund may purchase on margin or sell short. Growth Series, however, may make margin payments in connection with options on securities or securities indices and foreign currencies; futures contracts and related options; and forward contracts and related options. Similarly, Growth Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices.

     The following policies are fundamental for Growth Fund only. These are not fundamental policies for Growth Series.

     Growth Fund seeks to achieve its investment goal of long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Although the fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described under "Goal and Strategies-Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the manager, market or economic conditions warrant, the fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting certain quality ratings, and purchase from banks or broker-dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

     Growth Fund may not pledge, mortgage or hypothecate its assets other than to secure temporary borrowings, and then only to such extent not exceeding 10% of the value of its total assets, as the Board of Directors may by resolution approve. For purposes of this restriction, collateral arrangements with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.

     Growth Fund may not invest more than 15% of its total assets in securities of foreign companies that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) may be invested in securities with a limited trading market. The fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and the fund may not be able to dispose of its holdings in these securities at current market prices.

     Further, Growth Fund may not: (i) purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control; (ii) invest in "letter stocks" or securities on which there are sales restrictions under a purchase agreement; or (iii) invest more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities.

     The following policy is fundamental for Growth Series only. Growth Fund is not subject to this policy.

     Growth Series may not purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, as to 75% of the fund's total assets (i) more than 5% of the fund's total assets would then be invested in securities of any single issuer, or (ii) the fund would then own more than 10% of the voting securities of any single issuer.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

     Like all investments, an investment in either fund involves risk. There is no assurance that either fund will meet its investment goal. The achievement of each fund's goal depends upon market conditions, generally, and on the manager's analytical and portfolio management skills. The risks of the funds are basically the same as those of other investments in U.S. or foreign equity securities. Because the securities each fund holds fluctuate in price, the value of your investment in a fund will go up and down. This means you could lose money over short or even extended periods.

     EQUITY RISKS.

     Stocks tend to go up and down more dramatically over the short term than the long term. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

     FOREIGN SECURITIES RISK.

     Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the funds. Investments in Depositary Receipts also involve some or all of the following risks:

     COUNTRY RISK. General securities market movements in any country where a fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the fund's share price and fund performance.

     The political, economic and social structures of some countries the funds invest in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     Each fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

     While each fund may invest in developing or emerging markets, Growth Fund generally invests a higher percentage of its assets in such markets. Growth Series, on the other hand, generally invests a higher percentage of its assets in more developed countries.

     COMPANY RISK. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

     CURRENCY RISK.

     Many of the funds' investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

     EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the Euro, which will replace the national currency for participating member countries.

     Because the change to a single currency is new and untested, it is not possible to predict the impact of the Euro on the business or financial condition of European issuers that a fund may hold in its portfolio, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

     SMALL CAP SECURITIES RISK.

     Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic condition.

     In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

     Therefore, while smaller companies may offer greater opportunities for capital growth then larger, more established companies, they also involve greater risks and should be considered speculative.

     Growth Series generally invests a higher percentage of its assets in smaller companies than Growth Fund.

     DERIVATIVE SECURITIES RISK.

     Option transactions, foreign currency exchange transactions and futures contracts are considered derivative investments since their value depends on the value of the underlying asset to be purchased or sold. A fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent a fund enters into any of these transactions, their success will depend upon the manager's ability to predict market movements.

     ILLIQUID SECURITIES RISK.

     Investments by a fund in illiquid securities involve the possibility that the securities cannot be readily sold or can only be resold at a price significantly lower than the value reflected on the fund's books, which may have a negative effect on the value of the fund's shares.

     INTEREST RATE RISK.

     When interest rates rise, debt security prices fall. The opposite is also true: Debt security prices go up when interest rates fall. Generally, interest rates rise during time of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

     CREDIT RISK.

     This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

     YEAR 2000 RISK.

     When evaluating current and potential portfolio positions, Year 2000 is one of the factors each fund's manager considers.

     The managers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company and its major suppliers to verify their Year 2000 readiness.

     If a company in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance.

     Each fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

     When the Year 2000 arrives, a fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign sub-custodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     The funds' managers and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, a fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE AGREEMENT AND PLAN?

     A majority of the Growth Series' securities outstanding and entitled to vote is necessary to approve the Agreement and Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Growth Series held at the close of business on Monday, August 23, 1999. If sufficient votes to approve the Agreement and Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the Meeting.

     Under relevant state law, and TIFI's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Agreement and Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

     You can vote in any one of two ways:

     o By mail, with the enclosed proxy card.

     o In person at the Meeting.

A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE AGREEMENT AND PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING.

CAN I REVOKE MY PROXY?

     You may revoke your proxy at any time before it is voted by sending a written notice to TIFI expressly revoking your proxy, by signing and forwarding to TIFI a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

     The Board of Directors of TIFI does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

     Shareholders of record of Growth Series on Monday, August 23, 1999 (the "Record Date") will be entitled to vote at the meeting. On the Record Date, there were [__________] outstanding shares of Growth Series.

WHAT OTHER SOLICITATIONS WILL BE MADE?

     Growth Series will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Growth Series may reimburse broker-dealer firms, custodians, and nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers of TIFI, without extra pay, may conduct additional solicitations by telephone, personal interviews and other means. The costs of any such additional solicitations and of any adjourned session or sessions will be shared one-quarter by Growth Series, one-quarter by Growth Fund, one-quarter by Investment Counsel, and one-quarter by Global Advisors.

ARE THERE DISSENTERS' RIGHTS?

     Shareholders of Growth Series will not be entitled to any "dissenters' rights" as the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until 4:00 p.m. Eastern time on the closing date. After that time on closing date, you may redeem your Growth Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                       INFORMATION ABOUT GROWTH FUND

     Information about Growth Fund is included in the Growth Fund Prospectus, which is enclosed with and considered a part of this Prospectus/Proxy Statement. Additional information about Growth Fund is included in its SAI dated January 1, 1999, as supplemented June 15, 1999, which has been filed with the SEC and is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement. You may request a free copy of Growth Fund's SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to Growth Fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. Growth Fund's Annual and SemiAnnual Reports to Shareholders are enclosed with and considered a part of this Prospectus/Proxy Statement.

     Growth Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's internet address at HTTP://WWW.SEC.GOV.

                         INFORMATION ABOUT GROWTH SERIES

     Information about Growth Series is included in the current Growth Series Prospectus, as supplemented July 21, 1999, and SAI dated May 1, 1999, as well as in Growth Series' Annual Report to Shareholders dated December 31, 1998, and SemiAnnual Report to Shareholders dated June 30, 1999. These documents have been filed with the SEC and the Growth Series Prospectus and Annual Report are incorporated by reference herein. You may request free copies of these documents and other information relating to Growth Series by calling 1-800/DIAL BEN(R) or by writing to 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL
33733-8030. Reports and other information filed by Growth Series can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's internet address at HTTP://WWW.SEC.GOV.

                           PRINCIPAL HOLDERS OF SHARES

             [25% AND 5% SHAREHOLDERS FOR BOTH FUNDS TO BE INSERTED]

         As of the Record Date, the officers and Directors of TIFI, as a group, owned less than 1% of the outstanding voting shares of Growth Series.





GLOSSARY OF USEFUL TERMS AND DEFINITIONS

1940 ACT -- Investment Company Act of 1940, as amended

DISTRIBUTORS -- Franklin/Templeton Distributors, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the principal underwriter for each fund

FRANKLIN TEMPLETON FUNDS -- The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds, except Franklin Templeton Variable Insurance Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP -- Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS -- All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES-- Franklin Templeton Services, Inc., the funds' administrator

GLOBAL ADVISORS -- Templeton Global Advisors, Ltd., the investment manager for Growth Fund, located at Lyford Cay, Nassau, Bahamas.

INVESTMENT COUNSEL -- Templeton Investment Counsel, Inc., the investment manager for Growth Series, located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091.

INVESTOR SERVICES -- Franklin/Templeton Investor Services, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the shareholder servicing and transfer agent to the funds.

MARKET TIMERS -- Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges

NASD -- National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) -- The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

RESOURCES -- Franklin Resources, Inc.

SAI -- Statement of Additional Information

SEC -- U.S. Securities and Exchange Commission

SECURITIES DEALER -- A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity

U.S. -- United States





                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

  A Agreement and Plan of Reorganization between Templeton Institutional Funds, Inc. on behalf of Growth Series and Templeton Growth Fund, Inc. (attached)

  B Prospectus of Templeton Growth Fund, Inc. - Advisor Class shares, dated January 1, 1999, as supplemented August 10, 1999 (enclosed)

  C Annual Report to Shareholders of Templeton Growth Fund, Inc. dated August 31, 1998 (enclosed)

  D SemiAnnual Report to Shareholders of Templeton Growth Fund, Inc. dated February 28, 1999 (enclosed)







`






  EXHIBIT A

                       TEMPLETON INSTITUTIONAL FUNDS, INC.

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement and Plan"), made as of this _____ day of _____________, 1999, by and between Templeton Growth Fund, Inc. ("Growth Fund, Inc."), a corporation created under the laws of the State of Maryland on November 10, 1986, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394 and Templeton Institutional Funds, Inc.("TIFI"), a corporation created under the laws of the State of Maryland on July 6, 1990, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, on behalf of Growth Series ("Growth Series"), a series of TIFI.

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Growth Fund, Inc. of substantially all of the property, assets and goodwill of Growth Series in exchange solely for Advisor Class common stock, par value $0.01 per share, of Growth Fund, Inc. ("Growth Fund Shares"); (ii) the distribution of Growth Fund Shares to the shareholders of Growth Series according to their respective interests; and (iii) the subsequent termination of Growth Series as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Agreement and Plan and in consideration of the promises, covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.  SALE AND TRANSFER OF ASSETS, LIQUIDATION AND TERMINATION OF GROWTH SERIES.

     (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Growth Fund, Inc. herein contained, and in consideration of the delivery by Growth Fund, Inc. of the number of its Growth Fund Shares hereinafter provided, TIFI, on behalf of Growth Series, agrees that it will convey, transfer and deliver to Growth Fund, Inc. at the Closing all of Growth Series' then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Growth Series' books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors shall reasonably deem to exist against Growth Series, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Growth Series' books (hereinafter "Net Assets"). Growth Series shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of TIFI herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Growth Fund, Inc. agrees at the Closing to deliver to TIFI the number of Growth Fund Shares, determined by dividing the aggregate Net Assets of Growth Series on the Closing Date by the net asset value per share of Growth Fund Shares, as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately following the Closing, Growth Series shall liquidate and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Growth Fund Shares received by Growth Series pursuant to this
Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Growth Fund, Inc. of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Growth Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing common stock of Growth Series shall be entitled to surrender the same to the transfer agent for Growth Fund, Inc. in exchange for the number of Growth Fund Shares into which the shares of Growth Series theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Growth Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Growth Series shall be deemed for all Growth Fund, Inc.'s purposes to evidence ownership of the number of Growth Fund Shares into which the shares of beneficial interest of Growth Series (which prior to the Closing were represented thereby) have been converted.

2.   VALUATION.

     (a) The value of Growth Series' Net Assets to be acquired by Growth Fund, Inc., hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth Series' currently effective prospectus.

     (b) The net asset value of a share of Advisor Class common stock of Growth Fund, Inc. shall be determined to the nearest full cent as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth Fund, Inc.'s currently effective prospectus.

     (c) The net asset value of a share of common stock of Growth Series shall be determined to the fourth decimal place as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth Series' currently effective prospectus.

3.   CLOSING AND CLOSING DATE.

     The Closing Date shall be October 28, 1999, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Growth Fund, Inc. at 5:00 p.m. Eastern time on the Closing Date. TIFI shall have provided for delivery as of the Closing of those Net Assets of Growth Series to be transferred to Growth Fund, Inc.'s Custodian, The Chase Manhattan Bank, N.A., MetroTech Center, Brooklyn, New York 11245. Also, TIFI shall deliver at the Closing a list of names and addresses of the shareholders of record of Growth Series' shares and the number of shares of common stock owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Growth Fund, Inc. shall issue and deliver a certificate or certificates evidencing the Advisor Class shares of Growth Fund, Inc. to be delivered to said transfer agent registered in such manner as TIFI may request, or provide evidence satisfactory to TIFI that such Growth Fund Shares have been registered in an account on the books of Growth Fund, Inc. in such manner as TIFI may request.

4.   REPRESENTATIONS AND WARRANTIES BY TIFI.

     TIFI represents and warrants to Growth Fund, Inc. that:

     (a) TIFI is a corporation created under the laws of the State of Maryland on July 6, 1990, and is validly existing and in good standing under the laws of that state. TIFI is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of Growth Series' shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) TIFI is authorized to issue 700,000,000 shares of common stock, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of four (4) series, including Growth Series. TIFI is authorized to issue 120,000,000 common shares of Growth Series.

     (c) The financial statements appearing in Growth Series' Annual Report to Shareholders for the fiscal year ended December 31, 1998, audited by McGladrey & Pullen, LLP, and the SemiAnnual Report to Shareholders for the six-month period ended June 30, 1999, copies of which have been delivered to Growth Fund, Inc., fairly present the financial position of Growth Series as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Growth Series made available to Growth Fund, Inc. and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Growth Series.

     (e) TIFI has the necessary power and authority to conduct Growth Series' business as such business is now being conducted.

     (f) TIFI is not a party to or obligated under any provision of its Articles of Incorporation, as supplemented, or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by TIFI's execution of or performance under this Agreement and Plan.

     (g) TIFI has elected to treat Growth Series as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Growth Series has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date.

5. REPRESENTATIONS AND WARRANTIES BY GROWTH FUND, INC.

         Growth Fund, Inc. represents and warrants to TIFI that:

     (a) Growth Fund, Inc. is a corporation created under the laws of the State of Maryland on November 10, 1986, and is validly existing and in good standing under the laws of that state. Growth Fund, Inc. is duly registered under the 1940 Act as an open-end, management investment company and all of Growth Fund, Inc.'s shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) Growth Fund, Inc. is authorized to issue 1,800,000,000 common shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Growth Fund Shares to be issued pursuant to this Agreement and Plan will be fully paid, non-assessable, freely transferable and have full voting rights. Growth Fund, Inc. is authorized to issue 1,200,000,000 Advisor Class common shares.

     (c) At the Closing, Growth Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Growth Series are presently eligible for offering to the public, and there are a sufficient number of Growth Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement and Plan to be consummated.

     (d) The financial statements appearing in Growth Fund, Inc's Annual Report to Shareholders for the fiscal year ended August 31, 1998, audited by McGladrey & Pullen, LLP, and SemiAnnual Report to Shareholders for the six month period ended February 28, 1999, copies of which have been delivered to TIFI, fairly present the financial position of Growth Fund, Inc. as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) Growth Fund, Inc. has the necessary power and authority to conduct Growth Fund, Inc.'s business as such business is now being conducted.

     (f) Growth Fund, Inc. is not a party to or obligated under any provision of its Articles of Incorporation, as amended, restated and supplemented, or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by Growth Fund, Inc.'s execution of or performance under this Agreement and Plan.

     (g) Growth Fund, Inc. has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and Growth Fund, Inc. has qualified as a RIC for each taxable year since commencement of operations as an investment company regulated by the 1940 Act and will qualify as a RIC as of the Closing Date.

6. REPRESENTATIONS AND WARRANTIES BY TIFI AND GROWTH FUND, INC.

     TIFI and Growth Fund, Inc. each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of Growth Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan will accurately reflect its Net Assets in the case of Growth Series and its net assets in the case of Growth Fund, Inc. and outstanding common shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Directors and this Agreement and Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) It anticipates that consummation of this Agreement and Plan will not cause Growth Fund, Inc., and Growth Series, in the case of TIFI, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

     (g) It has the necessary power and authority to conduct Growth Fund, Inc.'s business and Growth Series' business, in the case of TIFI, as such business is now being conducted.

7. COVENANTS OF TIFI AND GROWTH FUND, INC.

     (a) TIFI, on behalf of Growth Series, and Growth Fund, Inc., each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

     (b) TIFI undertakes that it will not acquire Growth Fund Shares for the purpose of making distributions thereof to anyone other than Growth Series shareholders.

     (c) TIFI undertakes that, if this Agreement and Plan is consummated, it will terminate Growth Series and rescind the establishment of Growth Series as a series of TIFI.

     (d) TIFI and Growth Fund, Inc. each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed by TIFI, on behalf of Growth Series, or by Growth Fund, Inc. on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (e) At the Closing, TIFI will provide Growth Fund, Inc. with a copy of the shareholder ledger accounts of Growth Series, certified by its transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Growth Series' shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of Growth Fund, Inc. as a result of the transfer of assets that is the subject of this Agreement and Plan.

     (f) TIFI agrees to mail to each shareholder of record entitled to vote at the meeting of Growth Series' shareholders at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) Growth Fund, Inc. will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Growth Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Growth Series shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.  CONDITIONS PRECEDENT TO BE FULFILLED BY TIFI AND GROWTH FUND, INC.

     The obligations of TIFI and Growth Fund, Inc. to effectuate this Agreement and Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement and Plan adopted by its Board of Directors, certified by its Secretary or equivalent officer.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and Plan and the transactions contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Growth Series at an annual or special meeting or any adjournment thereof.

     (e) That each party shall have declared a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

     (f) That there shall be delivered to TIFI and Growth Fund, Inc. an opinion from [____________________], special tax counsel to TIFI and Growth Fund, Inc., to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan and based upon certificates of the officers of TIFI and Growth Fund, Inc. with regard to matters of fact:

          (1) The acquisition by Growth Fund, Inc. of substantially all the assets of Growth Series as provided for herein in exchange for Growth Fund Shares will qualify as a reorganization within the meaning of
          Section 368(a)(1)(C) of the Code, and Growth Series and Growth Fund, Inc. will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by Growth Series upon the transfer of substantially all of its assets to Growth Fund, Inc. in exchange solely for voting shares of Growth Fund, Inc. (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

          (3) No gain or loss will be recognized by Growth Fund, Inc. upon the receipt of substantially all of the assets of Growth Series in exchange solely for voting shares of Growth Fund, Inc. (Code Section 1032(a));

          (4) The basis of the assets of Growth Series received by Growth Fund, Inc. will be the same as the basis of such assets to Growth Series immediately prior to the exchange (Code Section 362(b));

          (5) The holding period of the assets of Growth Series received by Growth Fund, Inc. will include the period during which such assets were held by Growth Series (Code Section 1223(2));

          (6) No gain or loss will be recognized to the shareholders of Growth Series upon the exchange of their shares in Growth Series for voting shares of Growth Fund, Inc. (Code Section 354(a));

          (7) The basis of Growth Fund Shares received by Growth Series' shareholders shall be the same as the basis of the shares of Growth Series exchanged therefor (Code Section 358(a)(1));

          (8) The holding period of Growth Fund Shares received by Growth Series' shareholders (including fractional shares to which they may be entitled) will include the holding period of Growth Series' shares surrendered in exchange therefor, provided that Growth Series' shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

          (9) Growth Fund, Inc. will succeed to and take into account as of the date of the proposed transfer the items of Growth Series described in
          Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) That Growth Fund, Inc. shall have received an opinion in form and substance satisfactory to it from [______________], counsel to Growth Series, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) TIFI was created as a corporation under the laws of the State of Maryland on July 6, 1990, and is a validly existing corporation and in good standing under the laws of that state;

          (2) TIFI is authorized to issue 120,000,000 common shares of Growth Series, par value $0.01 per share. Assuming that the initial common shares were issued in accordance with the 1940 Act and the Articles of Incorporation, as supplemented, and By-laws of TIFI, and that all other outstanding shares of Growth Series were sold, issued and paid for in accordance with the terms of Growth Series' prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) TIFI is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Growth Series' currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against TIFI, the unfavorable outcome of which would materially and adversely affect TIFI or Growth Series;

          (5) All actions required to be taken by TIFI to authorize this Agreement and Plan and to effect the transactions contemplated hereby have been duly authorized by all necessary action on the part of TIFI; and

          6) Neither the execution, delivery, nor performance of this Agreement and Plan by TIFI violates any provision of its Articles of Incorporation, as supplemented, or By-laws, or the provisions of any agreement or other instrument known to such counsel to which TIFI is a party or by which TIFI, on behalf of Growth Series, is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of TIFI and Growth Series and is enforceable against TIFI and/or Growth Series in accordance with its terms.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of TIFI with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of TIFI.

     (h) That TIFI shall have received an opinion in form and substance satisfactory to it from [__________________], counsel to Growth Fund, Inc., to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Growth Fund, Inc. was created as a corporation under the laws of the State of Maryland on November 10, 1986, and is a validly existing corporation and in good standing under the laws of that state;

          (2) Growth Fund, Inc. is authorized to issue 1,800,000,000 common shares, par value $0.01 per share. Assuming that the initial common shares of Growth Fund, Inc. were issued in accordance with the 1940 Act, and the Articles of Incorporation, as amended, and By-laws of Growth Fund, Inc., and that all other outstanding shares of Growth Fund, Inc. were sold, issued and paid for in accordance with the terms of Growth Fund, Inc.'s prospectus in effect at the time of such sales, each such outstanding share of Growth Fund, Inc. is fully paid, non-assessable, freely transferable and has full voting rights;

          (3) Growth Fund, Inc. is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Growth Fund, Inc.'s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Growth Fund, Inc., the unfavorable outcome of which would materially and adversely affect Growth Fund, Inc.;

          (5) Growth Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by Growth Fund, Inc.;

          (6) All actions required to be taken by Growth Fund, Inc. to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Growth Fund, Inc.;

          (7) Neither the execution, delivery, nor performance of this Agreement and Plan by Growth Fund, Inc. violates any provision of its Articles of Incorporation, as amended, restated and supplemented, or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Growth Fund, Inc. is a party or by which Growth Fund, Inc. is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Growth Fund, Inc. and is enforceable against Growth Fund, Inc. in accordance with its terms; and

          (8) The registration statement of Growth Fund, Inc., of which the prospectus, dated January 1, 1999, of Growth Fund, Inc. is a part (the "Prospectus"), is, at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Growth Fund, Inc. with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Growth Fund, Inc.

     (i) That TIFI shall have received a certificate from the President and Secretary of Growth Fund, Inc. to the effect that the statements contained in Growth Fund, Inc.'s Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (j) That Growth Fund, Inc.'s Registration Statement with respect to Growth Fund Shares to be delivered to Growth Series' shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) Growth Fund Shares to be delivered hereunder shall be eligible for sale by Growth Fund, Inc. with each state commission or agency with which such eligibility is required in order to permit Growth Fund Shares lawfully to be delivered to each Growth Series shareholder.

     (l) That, at the Closing, TIFI, on behalf of Growth Series, transfers to Growth Fund, Inc. aggregate Net Assets of Growth Series comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Growth Series on the Closing Date.

9.   BROKERAGE FEES AND EXPENSES.

     (a) TIFI and Growth Fund, Inc. each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Growth Series, one-quarter by Growth Fund, Inc., one-quarter by Templeton Investment Counsel, Inc., and one-quarter by Templeton Global Advisors Limited.

10.  TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Growth Series) prior to the Closing or the Closing may be postponed as follows:

          (1) by mutual consent of TIFI and Growth Fund, Inc.;

          (2) by Growth Fund, Inc. if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

          (3) by TIFI if any condition of its obligations set forth in Section 8 has not been fulfilled or waived.

     An election by TIFI, on behalf of Growth Series, or Growth Fund, Inc. to terminate this Agreement and Plan and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Directors of TIFI or Growth Fund, Inc.

     (b) If the transactions contemplated by this Agreement and Plan have not been consummated by January 31, 2000, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both Growth Fund, Inc. and TIFI.

     (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither TIFI nor Growth Fund, Inc., nor their directors, officers, agents or shareholders shall have any liability in respect of this Agreement and Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Directors, if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither TIFI nor Growth Fund, Inc., nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of TIFI or Growth Fund, Inc. against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement and Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of TIFI or Growth Fund, Inc. to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Growth Series, unless such terms and conditions shall result in a change in the method of computing the number of Growth Fund Shares to be issued to Growth Series in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Growth Series prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Growth Series shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  ENTIRE AGREEMENT AND AMENDMENTS.

     This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.  COUNTERPARTS.

     This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.  NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Growth Fund, Inc. at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, or Templeton Institutional Funds, Inc., at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, as the case may be.

14. GOVERNING LAW.

     This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

     IN WITNESS WHEREOF, Templeton Growth Fund, Inc. and Templeton Institutional Funds, Inc., on behalf of Growth Series, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                            TEMPLETON GROWTH FUND, INC.

Attest:

______________________________              By:_____________________________
Barbara J. Green                                Deborah R. Gatzek
Secretary                                       Vice President

                                           TEMPLETON INSTITUTIONAL FUNDS, INC.,
                                           ON BEHALF OF GROWTH SERIES

Attest:

_____________________________               By: _______________________________
Barbara J. Green                                Deborah R. Gatzek
Secretary                                       Vice President






                                    EXHIBIT B

                      Prospectus of Templeton Growth Fund-
                       Advisor Class dated January 1, 1999

     The Prospectus of Templeton Growth Fund, Inc.-Advisor Class dated January 1, 1999, as supplemented August 10, 1999, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of the instant Edgar filing, the Prospectus of Templeton Growth Fund, Inc.-Advisor Class dated January 1, 1999 is incorporated herein by reference to the electronic filing made on December 30, 1998 under File No. 33-09981.

                                    EXHIBIT C

                        Annual Report to Shareholders of
                Templeton Growth Fund, Inc. dated August 31, 1998

     The Annual Report of Templeton Growth Fund, Inc. dated August 31, 1998 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of the instant Edgar filing, the Annual Report of Templeton Growth Fund, Inc. dated August 31, 1998 is incorporated herein by reference to the electronic filing made on October 23, 1998 under File No. 33-09981.

                                    EXHIBIT D

                      SemiAnnual Report to Shareholders of
               Templeton Growth Fund, Inc. dated February 28, 1999

     The SemiAnnual Report of Templeton Growth Fund, Inc. dated February 28, 1999 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of the instant Edgar filing, the SemiAnnual Report of Templeton Growth Fund, Inc. dated February 28, 1999 is incorporated herein by reference to the electronic filing made on May 4, 1999 under File No. 33-29981.






                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY

                  Please detach at perforation before mailing.

PROXY                                                                   PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
               TEMPLETON INSTITUTIONAL FUNDS, INC. - GROWTH SERIES
                            TUESDAY, OCTOBER 12, 1999

THE UNDERSIGNED HEREBY REVOKES ALL PREVIOUS PROXIES FOR HIS OR HER SHARES AND APPOINTS [_______________], AND EACH OF THEM, PROXIES OF THE UNDERSIGNED WITH FULL POWER OF SUBSTITUTION TO VOTE ALL SHARES OF TEMPLETON INSTITUTIONAL FUNDS, INC. - GROWTH SERIES ("GROWTH SERIES") THAT THE UNDERSIGNED IS ENTITLED TO VOTE AT GROWTH SERIES' SPECIAL MEETING TO BE HELD AT 500 EAST BROWARD BOULEVARD, FORT LAUDERDALE, FL 33394-3091 AT 10:00 A.M., EASTERN TIME ON TUESDAY, OCTOBER 12, 1999, INCLUDING ANY ADJOURNMENT THEREOF, UPON SUCH BUSINESS AS MAY PROPERLY BE BROUGHT BEFORE THE MEETING.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THE ATTACHED PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                   Note:  Please sign exactly as your name
                                   appears on the proxy. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                         --------------------------------------
                                         Signature



                                         --------------------------------------
                                         Signature


                                         --------------------------------------
                                         Date

                            (Please see reverse side)





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS OF TEMPLETON INSTITUTIONAL FUNDS, INC., ON BEHALF OF ITS SERIES, GROWTH SERIES. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF GROWTH SERIES PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON GROWTH FUND, INC. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR PROPOSAL 1.

                                                                 FOR           AGAINST            ABSTAIN

1. To approve an Agreement and Plan of                           |_|             |_|                |_|
   Reorganization between Templeton Institutional
   Funds, Inc., on behalf of its series, Growth
   Series ("Growth Series"), and Templeton Growth
   Fund, Inc. ("Growth Fund, Inc.") that provides for
   the acquisition of substantially all of the assets
   of Growth Series in exchange for Advisor Class
   shares of Growth Fund, Inc., the distribution of
   such shares to the shareholders of Growth Series,
   and the liquidation and termination of Growth Series.

                                                                 GRANT         WITHHOLD

2. To grant the proxyholders the authority to vote                |_|            |_|
   upon any other business that may legally come
   before the Special Meeting or any adjournment
   thereof.

     IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY. . . TODAY PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.





PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           TEMPLETON GROWTH FUND, INC.
                             DATED AUGUST [__], 1999

                          Acquisition of the Assets of
                                 GROWTH SERIES,
                 A series of Templeton Institutional Funds, Inc.

               By and in exchange for Advisor Class shares of the
                           TEMPLETON GROWTH FUND, INC.

     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Templeton Institutional Funds, Inc. - Growth Series for Advisor Class shares of Templeton Growth Fund, Inc.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

          1. Statement of Additional Information of Templeton Growth Fund, Inc. -Advisor Class Shares dated January 1, 1999, as supplemented June 15, 1999.

          2. Annual Report of Templeton Institutional Funds, Inc.-Growth Series, containing financial information regarding Growth Series for the fiscal year ended December 31, 1998.

          3. SemiAnnual Report of Templeton Institutional Funds, Inc.-Growth Series, containing financial information regarding Growth Series for the six months ended June 30, 1999.

          4. SemiAnnual Report of Templeton Growth Fund, Inc. containing financial information for the six months ended February 28, 1999.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated September [__], 1999, relating to the above-referenced transaction. Audited financial information for Templeton Growth Fund, Inc. is contained in that fund's Annual Report to Shareholders dated August 31, 1998, which is enclosed with and considered a part of the Prospectus/Proxy Statement. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN(R) or by writing to either fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.





      STATEMENT OF ADDITIONAL INFORMATION OF TEMPLETON GROWTH FUND, INC. -
       ADVISOR CLASS DATED JANUARY 1, 1999, AS SUPPLEMENTED JUNE 15, 1999.

     The Statement of Additional Information of Templeton Growth Fund, Inc.- Advisor Class dated January 1, 1999, as supplemented June 15, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing the Statement of Additional Information of Templeton Growth Fund, Inc. - Advisor Class dated January 1, 1999, as supplemented June 15, 1999, is incorporated herein by reference to the electronic filing made on December 30, 1998 under File No. 33-09981.

      ANNUAL REPORT OF TEMPLETON INSTITUTIONAL FUNDS, INC.- GROWTH SERIES
       CONTAINING FINANCIAL INFORMATION RELATING TO GROWTH SERIES FOR THE
                      FISCAL YEAR ENDED DECEMBER 31, 1998.

     The Annual Report of Templeton Institutional Funds, Inc.-Growth Series dated December 31, 1998 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing, the Annual Report of Growth Series dated December 31, 1998 is incorporated herein by reference to the electronic filing made on February 23, 1999 under File No. 33-35779.

     SEMIANNUAL REPORT OF TEMPLETON INSTITUTIONAL FUNDS, INC.- GROWTH SERIES CONTAINING FINANCIAL INFORMATION RELATING TO GROWTH SERIES FOR THE SIX
                           MONTHS ENDED JUNE 30, 1999.

     The SemiAnnual Report of Templeton Institutional Funds, Inc.-Growth Series for the six months ended June 30, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this instant Edgar filing, the SemiAnnual Report of Growth Series is incorporated herein by reference to the electronic filing made on [_______], 1999, under File No. 33-35779.

           SEMIANNUAL REPORT OF TEMPLETON GROWTH FUND, INC. CONTAINING FINANCIAL INFORMATION RELATING TO TEMPLETON GROWTH FUND, INC. FOR THE SIX
                         MONTHS ENDED FEBRUARY 28, 1999.

     The SemiAnnual Report of Templeton Growth Fund, Inc. dated February 28, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing, the SemiAnnual Report of Templeton Growth Fund, Inc. dated February 28, 1999 is incorporated herein by reference to the electronic filing made on May 4, 1999, under File No. 33-09981.





                           TEMPLETON GROWTH FUND, INC.

                         File Nos. 33-9981 and 811-4892

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits

The following exhibits are incorporated herein by reference to the previously filed document indicated below, except those exhibits which are filed herewith as indicated.

(1) Copies of the charter of the Registrant as now in effect:

         (i) Amended and Restated Articles of Incorporation dated January 26, 1989 (Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on December 29, 1995)

         (ii) Articles of Amendment dated April 17, 1995 (Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on April 28, 1995)

         (iii) Articles Supplementary dated April 13, 1995 (Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on April 28, 1995)

         (iv) Articles Supplementary dated December 27, 1996 (Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on December 31, 1996)

         (v) Articles Supplementary dated April 10, 1997 (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on October 30, 1998)

         (vi) Articles of Amendment dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on December 30, 1998)

         (vii) Articles Supplementary dated December 23, 1998 (Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on December 30. 1998)

(2)  Copies of  the existing by-laws or corresponding instruments  of  the
     Registrant:

         (i) Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated October 1, 1996 (Previously filed with Post Effective Amendment No. 13 to the Registration Statement on December 27, 1996)

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant:

         Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

         The Agreement and Plan of Reorganization is included in this Registration Statement as Exhibit A to the Prospectus/Proxy Statement.

(5) Copies of all instruments defining the rights of holders of the securities being registered including where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

         Not applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

         (i)   Amended and Restated Management Agreement between the
               Registrant and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994 (Previously filed with Post Effective Amendment No. 11 to the Registration Statement on April 28, 1995)

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter and specimens or copies of all agreements between principal underwriters and dealers:

         (i) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated May 1, 1995 (Previously filed with Post Effective Amendment No. 12 to the Registration Statement on December 29, 1995)

         (ii) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995 (Previously filed with Post Effective Amendment No. 12 to the Registration Statement on December 29,
               1995)

         (iii) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Franklin Investment Services (Asia) Limited dated September 18, 1995 (Previously filed with Post Effective Amendment No. 15 to the Registration Statement on October 8,
               1997)

         (iv) Form of Dealer Agreement between Registrant and Franklin/ Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on October 29, 1998)

         (v) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on October 30, 1998)

         (vi) Form of Non-Exclusive Underwriting Agreement (Previously filed with Post Effective Amendment No. 18 to the Registration Statement on Decmeber 30, 1998)

         (vii) Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995 (Previously filed with Post Effective Amendment No. 18 to the Registration Statement on December 30, 1998)

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

               Not applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant including the schedule of remuneration.

         (i) Custody Agreement between Registrant and The Chase Manhattan Bank dated December 31, 1986 (Previously filed with Post Effective Amendment No. 12 to the Registration Statement on December 29, 1995)

         (ii) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on October 30, 1998)

         (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on October 30, 1998)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registran pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan:

         (i) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post Effective Amendment No. 11 to the Registration Statement on April 28, 1995)

         (ii)  Class C Distribution Plan pursuant to Rule 12b-1 dated May
               1, 1995 (Previously filed with Post Effective Amendment No. 11 to the Registration Statement on April 28, 1995)

         (iii) Form of Class B Distribution Plan (Previously filed with Post Effective Amendment No. 18 to the Registration Statement on December 30, 1998)

         (iv) Multiple Class Plan - Advisor Class (Previously filed with Post Effective Amendment No. 15 to the Registration Statement on October 8, 1997)

         (v) Form of Multiple Class Plan - Class B (Previously filed with Post Effective Amendment No. 18 to the Registration Statement on December 30, 1998)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

         (i) Opinion and consent of counsel (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on October 30, 1998)

(12) A form of the opinion, and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus is electronically filed herewith:


         (i) Tax Opinion relating to the Templeton Institutional Funds, Inc. on behalf of Growth Series will be filed by amendment.

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

         (i) Fund Administration Agreement between the Registrant and Franklin Templeton Services, Inc. dated October 1, 1996 (Previously filed with Post Effective Amendment No. 13 to the Registration Statement on December 27, 1996)

         (ii) Amended and Restated Transfer Agent Agreement between the Registrant and Franklin/Templeton Investor Services Inc., dated July 1, 1996 (Previously filed with Post Effective Amendment No. 15 to the Registration Statement on October 8,
               1997)

         (iii) Sub-Transfer Agent Agreement between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1, 1992 (Previously filed with Post Effective Amendment No. 12 to the Registration Statement on December 30,
               1995)

         (iv) Sub-Accounting Services Agreement between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith, Inc. dated May 1, 1991 (Previously filed with Post Effective Amendment No. 12 to the Registration Statement on December 29, 1995)

         (v) Shareholder Services Agreement between Franklin/Templeton Investor Services, Inc. and Templeton Franklin Investment Services, Limited dated September 18, 1995 (Previously filed with Post Effective Amendment No. 15 to the Registration Statement on October 8, 1997)

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by
     Section 7 of the 1993 Act:

         (i) Consent of Independent Auditor for Templeton Institutional Funds, Inc. and Templeton Growth Fund, Inc. is electronically filed herewith.

(15) All financial statements omitted pursuant to Item 14(a)(1):

               Not applicable

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement:

         (i) Powers of Attorney dated December 11, 1998 (Previously filed with Post Effective Amendment No. 18 to the Registration Statement on December 30, 1998)

Item 17.  Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.






SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Ft. Lauderdale, and the State of Florida, on the 19th day of August 1999.


                                         TEMPLETON GROWTH FUND, INC.
                                                 (Registrant)

                                         By:/s/MARK G. HOLOWESKO
                                            ----------------------
                                             Mark G. Holowesko,
                                             President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                           TITLE                             DATE
----------------------------------------------------------------------------------


MARK G. HOLOWESKO                  Principal Executive Officer        August 19, 1999
-------------------
Mark G. Holowesko*


JAMES R. BAIO                      Principal Financial and            August 19, 1999
-------------------                Accounting Officer
James R. Baio *


BETTY P. KRAMHER                   Director                           August 19, 1999
--------------------
Betty P. Krahmer *


HARRIS J. ASHTON                   Director                           August 19, 1999
-------------------
Harris J. Ashton *


S/ JOSEPH FORTUNATO                Director                           August 19, 1999
-----------------------
S. Joseph Fortunato*


CHARLES B. JOHNSON                 Director, Chairman and             August 19, 1999
----------------------             Vice President
Charles B. Johnson *


FRED R. MILLSAPS                   Director                           August 19, 1999
---------------------
Fred R. Millsaps *


JOHN WM. GALBRAITH                 Director                           August 19, 1999
--------------------
John Wm. Galbraith *


GORDON S. MACKLIN                  Director                           August 19, 1999.
--------------------
Gordon S. Macklin *


ANDREW H. HINES, JR.               Director                           August 19, 1999
----------------------
Andrew H. Hines,Jr. *


NICHOLAS F. BRADY                  Director                           August 19, 1999
---------------------
Nicholas F. Brady *



*By /s/BARBARA J. GREEN
   -----------------------
   Barbara J. Green,
   (Attorney-in-Fact,
   Pursuant to Powers of
   Attorney previously filed)





                           TEMPLETON GROWTH FUND, INC.
                       REGISTRATION STATEMENT ON FORM N-14
                                 EXHIBITS INDEX


EXHIBIT NO.         DESCRIPTION                                       LOCATION

EX-99.(1)(i)        Amended and Restated Articles of
                    Incorporation dated January 16, 1989                  *

EX-99.(1)(ii)       Aricles of Amendment dated April 17, 1995             *

EX-99.(1)(iii)      Articles Supplementary dated April 13, 1995           *

EX-99.(1)(iv)       Articles Supplementary dated December 27, 1996        *

EX-99.(1)(v)        Articles Supplementary dated April 10, 1997           *

EX-99.(1)(vi)       Articles of Amendment dated December 23, 1998         *

EX-99.(1)(vii)      Articles Supplementary dated December 23, 1998        *

EX-99.(2)(i)        Amended and Restated By-Laws dated
                    October 1, 1996                                       *

EX-99.(4)           Form of Agreement and Plan of Reorganization          **

EX-99.(6)(i)        Amended and Restated Management Agreement             *
                    between the Registrant and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994

EX-99.(7)(i)        Amended and Restated Distribution Agreement           *
                    between Registrant and Franklin/Templeton
                    Distributors, Inc., dated May 1, 1995

EX-99.(7)(ii)       Non-Exclusive Underwriting Agreement between          *
                    the Registrant and Templeton Global Strategic
                    Services (Deutschland) GmbH dated October 31,
                    1995

EX-99.(7)(iii)      Non-Exclusive Underwriting Agreement between          *
                    the Registrant and Templeton Franklin
                    Investment Services (Asia) Limited dated September
                    18, 1995

EX-99.(7)(iv)       Form of Dealer Agreement between Franklin             *
                    Templeton Distributors, Inc. and Securities
                    Dealers

EX-99.(7)(v)        Amendment of Dealer Agreement dated                   *
                    May 15, 1998

EX-99.(7)(vi)       Form Non-Exclusive Underwriting Agreement             *

EX-99.(7)(vii)      Amendment dated October 18, 1997 to the Non-          *
                    Exclusive Underwriting Agreement between
                    the Registrant and Templeton Global Strategic
                    Services (Deutschland) GmbH dated October 31,
                    1995

EX-99.(9)(i)        Custody Agreement between Registrant and              *
                    The Chase Manhattan Bank dated
                    December 31, 1986

EX-99.(9)(ii)       Amendment dated March 3, 1998 to the                  *
                    Custody Agreement

EX-99.(9)(iii)      Amendment No. 2 dated July 23, 1998 to the            *
                    Custody Agreement

EX-99.(10)(i)       Plan of Distribution pursuant to Rule                 *
                    12b-1 dated May 1, 1995

EX-99.(10)(ii)      Class C Distribution Plan pursuant to Rule           *
                    12b-1 dated May 1, 1995


EX-99.(10)(iii)     Form of Class B Distribution Plan                     *

EX-99.(10)(iv)      Multiple Class Plan - Advisor Class                   *


EX-99.(10)(v)       Form of Multiple Class Plan - Class B                 *

EX-99.(11)(i)       Opinion and consent of counsel                        *

EX-99.(12)          Opinion and Consent of counsel supporting             ***
                    tax matters

EX-99.(13)(i)       Fund Administration Agreement dated October           *
                    1, 1996 between Registrant and Franklin/Templeton
                    Investor Services, Inc.

EX-99.(13)(ii)      Amended and Restated Transfer Agent Agreement         *
                    dated July 1, 1996 between Registrant
                    and Franklin/Templeton Investor Services, Inc.

EX-99.(13)(iii)     Sub-Transfer Agent Agreement dated March 1,           *
                    1992 between Registrant, Templeton Funds Trust
                    Company and The Shareholder Services Group, Inc.

EX-99.(13)(iv)      Sub-Accounting Services Agreement dated May 1,        *
                    1991 between the Registrant, Templeton Funds
                    Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.

EX-99.(13)(v)       Shareholder Services Agreement dated September 18,    *
                    1995 between Franklin/Templeton Investor Services,
                    Inc. and Templeton Franklin Investment Services
                    Limited

EX-99.(14)(i)       Consent of McGladrey & Pullen, LLP,               Attached
                    Independent Auditors for Templeton
                    Institutional Funds, Inc. and Templeton
                    Growth Fund, Inc.

EX-99.(16)(i)       Power of Attorney dated December 11, 1998         *


  * Incorporated by Reference
 ** Included in this Registration Statement as Exhibit A to the Prospectus/Proxy
    Statement
*** Will be by amendment




Exhibit 14 (i)

                            MCGALDREY & PULLEN, LLP
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS


                         CONSENT OF INDEPENDENT AUDITORS


     We consent to the use of our report dated January 28, 1999 on the financial statements of Growth Series of Templeton Institutional Funds, Inc. and our report dated September 29, 1998 on the financial statements of Templeton Growth Fund, Inc. referred to therein, which are incorporated by reference in the Registration Statement on Form N-14 of Templeton Growth Fund, Inc.,
File No. 33-9981 being filed with the Securities and Exchange Commission.



                                        /s/MCGLADREY & PULLEN, LLP


New York, New York
August 18, 1999